Other Financial Liabilities at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	£ 864	£ 803
Structured Notes Programmes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	370	375
Eurobonds
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	93	102
Structured deposits
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	401	321
Other
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	£ 0	£ 5